UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2013

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND February 28, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.53%

Aerospace & Defense 5.08%

General Dynamics Corp.	34,900	$2,372
Lockheed Martin Corp.	162,800	14,326
United Technologies Corp.	404,900	36,664

Total		53,362

Air Freight & Logistics 0.76%

C.H. Robinson Worldwide, Inc.	139,859	7,975

Beverages 6.10%

Coca-Cola Co. (The)	783,300	30,329
PepsiCo, Inc.	444,500	33,680

Total		64,009

Capital Markets 2.70%

Eaton Vance Corp.	97,817	3,736
Franklin Resources, Inc.	93,107	13,151
SEI Investments Co.	114,807	3,245
T. Rowe Price Group, Inc.	114,900	8,180

Total		28,312

Chemicals 7.46%

Albemarle Corp.	103,942	6,765
Ecolab, Inc.	137,574	10,531
International Flavors & Fragrances, Inc.	46,000	3,357
Monsanto Co.	263,900	26,662
PPG Industries, Inc.	57,892	7,796
Praxair, Inc.	128,837	14,565
RPM International, Inc.	91,900	2,795
Sherwin-Williams Co. (The)	6,600	1,066
Sigma-Aldrich Corp.	42,900	3,306
Valspar Corp.	24,400	1,503

Total		78,346

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND February 28, 2013

Investments	Shares	Fair Value (000)

Communications Equipment 1.12%

Harris Corp.	22,600	$1,086
QUALCOMM, Inc.	162,782	10,684

Total		11,770

Diversified Telecommunication Services 1.84%

AT&T, Inc.	537,770	19,311

Electric: Utilities 4.53%

NextEra Energy, Inc.	163,393	11,743
Northeast Utilities	202,622	8,411
PPL Corp.	360,606	11,114
Southern Co. (The)	361,970	16,292

Total		47,560

Electrical Equipment 2.50%

Emerson Electric Co.	462,810	26,241

Energy Equipment & Services 0.17%

Helmerich & Payne, Inc.	27,700	1,835

Food & Staples Retailing 4.38%

Sysco Corp.	211,600	6,805
Wal-Mart Stores, Inc.	499,000	35,319
Walgreen Co.	95,300	3,902

Total		46,026

Food Products 1.80%

Archer Daniels Midland Co.	483,400	15,401
McCormick & Co., Inc.	51,900	3,491

Total		18,892

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND February 28, 2013

Investments	Shares	Fair Value (000)

Gas Utilities 0.22%

UGI Corp.	63,700	$2,282

Health Care Equipment & Supplies 4.92%

Abbott Laboratories	323,300	10,924
Becton, Dickinson & Co.	112,580	9,914
C.R. Bard, Inc.	61,100	6,040
Medtronic, Inc.	461,816	20,763
Stryker Corp.	62,368	3,984

Total		51,625

Health Care Providers & Services 1.23%

Cardinal Health, Inc.	280,400	12,957

Hotels, Restaurants & Leisure 3.36%

McDonald’s Corp.	368,200	35,310

Household Durables 0.16%

Leggett & Platt, Inc.	54,600	1,670

Household Products 6.15%

Colgate-Palmolive Co.	189,932	21,734
Kimberly-Clark Corp.	268,000	25,267
Procter & Gamble Co. (The)	231,200	17,613

Total		64,614

Industrial Conglomerates 3.22%

3M Co.	315,000	32,760
Danaher Corp.	17,000	1,047

Total		33,807

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND February 28, 2013

Investments	Shares	Fair Value (000)

Information Technology Services 4.60%

Automatic Data Processing, Inc.	210,749	$12,932
International Business Machines Corp.	176,324	35,411

Total		48,343

Insurance 3.34%

ACE Ltd. (Switzerland)(a)	154,464	13,190
Aflac, Inc.	318,434	15,906
Cincinnati Financial Corp.	24,800	1,116
HCC Insurance Holdings, Inc.	39,300	1,572
RenaissanceRe Holdings Ltd.	37,100	3,244

Total		35,028

Leisure Equipment & Products 0.62%

Polaris Industries, Inc.	74,087	6,473

Machinery 6.35%

Caterpillar, Inc.	323,500	29,882
Donaldson Co., Inc.	53,000	1,909
Dover Corp.	152,974	11,221
Graco, Inc.	23,200	1,348
Illinois Tool Works, Inc.	324,700	19,969
Nordson Corp.	17,700	1,122
Valmont Industries, Inc.	7,900	1,245

Total		66,696

Multi-Line Retail 2.89%

Family Dollar Stores, Inc.	210,518	12,115
Target Corp.	289,700	18,240

Total		30,355

Multi-Utilities 0.31%

SCANA Corp.	66,251	3,236

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND February 28, 2013

Investments	Shares	Fair Value (000)

Oil, Gas & Consumable Fuels 10.76%

Chevron Corp.	171,151	$20,050
EOG Resources, Inc.	106,200	13,350
Exxon Mobil Corp.	430,200	38,525
Murphy Oil Corp.	206,474	12,570
Occidental Petroleum Corp.	346,600	28,536

Total		113,031

Pharmaceuticals 4.70%

AbbVie, Inc.	499,800	18,452
Johnson & Johnson	405,700	30,878

Total		49,330

Road & Rail 1.18%

Norfolk Southern Corp.	169,838	12,407

Semiconductors & Semiconductor Equipment 0.33%

Linear Technology Corp.	27,523	1,053
Microchip Technology, Inc.	66,800	2,436

Total		3,489

Software 0.12%

FactSet Research Systems, Inc.	13,400	1,304

Specialty Retail 3.60%

Lowe’s Cos., Inc.	34,066	1,300
Ross Stores, Inc.	220,900	12,803
TJX Cos., Inc. (The)	526,788	23,690

Total		37,793

Textiles, Apparel & Luxury Goods 0.98%

NIKE, Inc. Class B	188,074	10,242

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND February 28, 2013

Investments	Shares	Fair Value (000)

Thrifts & Mortgage Finance 0.45%

People’s United Financial, Inc.	362,800	$4,753

Tobacco 1.29%

Altria Group, Inc.	402,500	13,504

Trading Companies & Distributors 0.20%

Watsco, Inc.	27,000	2,102

Wireless Telecommunication Services 0.11%

Telephone & Data Systems, Inc.	48,900	1,119

Total Common Stocks (cost $977,309,590)		1,045,109

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.16%

Repurchase Agreement

Repurchase Agreement dated 2/28/2013, 0.01% due 3/1/2013 with Fixed Income Clearing Corp. collateralized by $1,715,000 of Federal Home Loan Mortgage Corp. at 0.05% due 7/1/2013, value: $1,714,143; proceeds: $1,677,154 (cost $1,677,154)	$1,677	1,677

Total Investments in Securities 99.69% (cost $978,986,744)		1,046,786

Cash and Other Assets in Excess of Liabilities(b) 0.31%		3,277

Net Assets 100.00%		$1,050,063

(a)	Foreign security traded in U.S. dollars.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND February 28, 2013

Open Futures Contracts at February 28, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation

E-Mini S&P 500 Index	March 2013	20	Long	$1,513,300	$(9,144)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND February 28, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 97.55%

Aerospace & Defense 2.97%

Boeing Co. (The)	55,796	$4,291
Honeywell International, Inc.	100,300	7,031
Precision Castparts Corp.	14,300	2,668
United Technologies Corp.	98,700	8,937

Total		22,927

Automobiles 0.83%

Ford Motor Co.	508,300	6,410

Beverages 2.43%

Coca-Cola Co. (The)	197,300	7,640
PepsiCo, Inc.	147,000	11,138

Total		18,778

Biotechnology 1.56%

Gilead Sciences, Inc.*	130,848	5,588
Medivation, Inc.*	36,138	1,776
Vertex Pharmaceuticals, Inc.*	100,000	4,682

Total		12,046

Capital Markets 3.65%

Franklin Resources, Inc.	11,600	1,639
Goldman Sachs Group, Inc. (The)	88,458	13,247
Morgan Stanley	259,500	5,852
State Street Corp.	18,400	1,041
T. Rowe Price Group, Inc.	54,000	3,844
TD Ameritrade Holding Corp.	136,800	2,601

Total		28,224

Chemicals 3.67%

Celanese Corp. Series A	108,300	5,074
Dow Chemical Co. (The)	173,400	5,500
E.I. du Pont de Nemours & Co.	22,200	1,063
LyondellBasell Industries NV Class A (Netherlands)(a)	120,400	7,058
Monsanto Co.	83,840	8,470
Mosaic Co. (The)	20,100	1,177

Total		28,342

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND February 28, 2013

Investments	Shares	Fair Value (000)

Commercial Banks 4.85%

Fifth Third Bancorp	330,000	$5,227
PNC Financial Services Group, Inc. (The)	63,400	3,956
Regions Financial Corp.	466,200	3,566
SunTrust Banks, Inc.	127,000	3,504
U.S. Bancorp	231,600	7,870
Wells Fargo & Co.	379,200	13,302

Total		37,425

Communications Equipment 3.10%

Cisco Systems, Inc.	332,700	6,937
QUALCOMM, Inc.	259,700	17,044

Total		23,981

Computers & Peripherals 5.55%

Apple, Inc.	79,100	34,915
EMC Corp.*	243,100	5,593
Hewlett-Packard Co.	78,351	1,578
NetApp, Inc.*	22,700	768

Total		42,854

Construction & Engineering 0.67%

Fluor Corp.	84,100	5,206

Consumer Finance 1.24%

Capital One Financial Corp.	187,200	9,553

Containers & Packaging 0.68%

Rock-Tenn Co. Class A	59,200	5,236

Diversified Financial Services 3.85%

Bank of America Corp.	489,821	5,501
Citigroup, Inc.	205,380	8,620
JPMorgan Chase & Co.	319,322	15,621

Total		29,742

Diversified Telecommunication Services 2.94%

AT&T, Inc.	265,802	9,545

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND February 28, 2013

Investments	Shares	Fair Value (000)

Diversified Telecommunication Services (continued)

CenturyLink, Inc.	139,600	$4,840
Verizon Communications, Inc.	179,000	8,329

Total		22,714

Electric: Utilities 0.72%

Duke Energy Corp.	36,522	2,529
NextEra Energy, Inc.	42,432	3,050

Total		5,579

Electrical Equipment 1.42%

Eaton Corp. plc (Ireland)(a)	26,700	1,655
Emerson Electric Co.	164,778	9,343

Total		10,998

Energy Equipment & Services 1.67%

Schlumberger Ltd.	139,575	10,866
Weatherford International Ltd. (Switzerland)*(a)	168,400	2,001

Total		12,867

Food & Staples Retailing 1.14%

CVS Caremark Corp.	134,848	6,893
Wal-Mart Stores, Inc.	26,500	1,876

Total		8,769

Food Products 1.23%

Kellogg Co.	78,200	4,731
Mondelez International, Inc. Class A	171,700	4,748

Total		9,479

Health Care Equipment & Supplies 1.04%

Abbott Laboratories	28,800	973
Covidien plc (Ireland)(a)	111,282	7,074

Total		8,047

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND February 28, 2013

Investments	Shares	Fair Value (000)

Health Care Providers & Services 2.58%

Express Scripts Holding Co.*	218,300	$12,424
HCA Holdings, Inc.	83,482	3,096
UnitedHealth Group, Inc.	82,141	4,390

Total		19,910

Hotels, Restaurants & Leisure 2.76%

Carnival Corp.	42,300	1,513
Hyatt Hotels Corp. Class A*	57,139	2,348
Marriott International, Inc. Class A	79,378	3,131
MGM Resorts International*	513,900	6,419
Starwood Hotels & Resorts Worldwide, Inc.	43,100	2,600
Wynn Resorts Ltd.	45,200	5,284

Total		21,295

Household Products 2.63%

Colgate-Palmolive Co.	75,755	8,669
Procter & Gamble Co. (The)	152,896	11,647

Total		20,316

Industrial Conglomerates 1.07%

General Electric Co.	354,400	8,229

Information Technology Services 1.48%

International Business Machines Corp.	56,900	11,427

Insurance 2.48%

Chubb Corp. (The)	34,400	2,891
Hartford Financial Services Group, Inc.	127,800	3,017
MetLife, Inc.	127,300	4,512
Prudential Financial, Inc.	100,300	5,574
Travelers Cos., Inc. (The)	39,000	3,136

Total		19,130

Internet & Catalog Retail 0.17%

Amazon.com, Inc.*	5,100	1,348

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND February 28, 2013

Investments	Shares	Fair Value (000)

Internet Software & Services 3.41%

eBay, Inc.*	38,700	$2,116
Google, Inc. Class A*	25,100	20,110
Monster Worldwide, Inc.*	803,404	4,114

Total		26,340

Machinery 1.80%

Caterpillar, Inc.	36,100	3,334
Dover Corp.	71,700	5,259
PACCAR, Inc.	112,600	5,341

Total		13,934

Media 1.49%

Time Warner, Inc.	72,700	3,865
Walt Disney Co. (The)	139,837	7,634

Total		11,499

Metals & Mining 1.64%

Cliffs Natural Resources, Inc.	81,400	2,073
Freeport-McMoRan Copper & Gold, Inc.	161,530	5,156
Reliance Steel & Aluminum Co.	48,000	3,196
United States Steel Corp.	107,300	2,236

Total		12,661

Multi-Line Retail 1.11%

Macy’s, Inc.	58,200	2,392
Target Corp.	97,957	6,167

Total		8,559

Multi-Utilities 0.61%

Dominion Resources, Inc.	43,100	2,414
PG&E Corp.	54,700	2,332

Total		4,746

Oil, Gas & Consumable Fuels 10.60%

Anadarko Petroleum Corp.	90,700	7,218
Apache Corp.	44,300	3,290

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND February 28, 2013

Investments	Shares	Fair Value (000)

Oil, Gas & Consumable Fuels (continued)

Cabot Oil & Gas Corp.	28,500	$1,766
Chevron Corp.	113,210	13,263
Continental Resources, Inc.*	44,500	3,916
Devon Energy Corp.	21,761	1,181
EOG Resources, Inc.	35,204	4,425
EQT Corp.	25,900	1,634
Exxon Mobil Corp.	172,915	15,484
Hess Corp.	134,200	8,924
Marathon Petroleum Corp.	44,100	3,655
Noble Energy, Inc.	22,900	2,538
Occidental Petroleum Corp.	56,900	4,685
Range Resources Corp.	44,618	3,427
Suncor Energy, Inc. (Canada)(a)	213,593	6,461

Total		81,867

Pharmaceuticals 5.94%

Eli Lilly & Co.	99,200	5,422
Johnson & Johnson	197,500	15,032
Merck & Co., Inc.	203,200	8,683
Pfizer, Inc.	611,800	16,745

Total		45,882

Real Estate Investment Trusts 0.83%

Host Hotels & Resorts, Inc.	384,761	6,414

Road & Rail 2.80%

Hertz Global Holdings, Inc.*	392,900	7,838
Union Pacific Corp.	100,591	13,792

Total		21,630

Semiconductors & Semiconductor Equipment 2.54%

Broadcom Corp. Class A	119,300	4,070
Intel Corp.	277,500	5,786
Micron Technology, Inc.*	531,500	4,459
Texas Instruments, Inc.	154,300	5,303

Total		19,618

Software 3.05%

Activision Blizzard, Inc.	26,426	378
Informatica Corp.*	93,900	3,288

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND February 28, 2013

Investments	Shares	Fair Value (000)

Software (continued)

Microsoft Corp.	279,016	$7,757
Oracle Corp.	240,400	8,236
VMware, Inc. Class A*	54,676	3,927

Total		23,586

Specialty Retail 2.91%

AutoZone, Inc.*	8,400	3,193
Dick’s Sporting Goods, Inc.	136,373	6,819
Home Depot, Inc. (The)	151,300	10,364
Tiffany & Co.	30,706	2,062

Total		22,438

Tobacco 0.44%

Altria Group, Inc.	102,100	3,425

Total Common Stocks (cost $521,122,579)		753,431

	Principal Amount (000)

SHORT-TERM INVESTMENT 2.10%

Repurchase Agreement

Repurchase Agreement dated 2/28/2013, 0.01% due 3/1/2013 with Fixed Income Clearing Corp. collateralized by $16,510,000 of Federal Home Loan Mortgage Corp. at 0.05% due 7/1/2013; value: $16,501,745; proceeds: $16,176,883 (cost $16,176,878)	$16,177	16,177

Total Investments in Securities 99.65% (cost $537,299,457)		769,608

Other Assets in Excess of Liabilities 0.35%		2,719

Net Assets 100.00%		$772,327

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT RESEARCH FUND, INC.- GROWTH OPPORTUNITIES FUND February 28, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 100.11%

Aerospace & Defense 1.10%

B/E Aerospace, Inc.*	119,491	$6,286

Auto Components 1.47%

BorgWarner, Inc.*	113,040	8,411

Automobiles 1.38%

Harley-Davidson, Inc.	149,810	7,885

Beverages 0.91%

Dr. Pepper Snapple Group, Inc.	119,751	5,224

Biotechnology 2.62%

ARIAD Pharmaceuticals, Inc.*	139,745	2,939
Incyte Corp.*	159,883	3,549
Onyx Pharmaceuticals, Inc.*	45,819	3,451
Vertex Pharmaceuticals, Inc.*	107,953	5,054

Total		14,993

Building Products 0.76%

Lennox International, Inc.	74,071	4,375

Capital Markets 2.32%

Affiliated Managers Group, Inc.*	54,850	8,021
Eaton Vance Corp.	137,399	5,247

Total		13,268

Chemicals 4.72%

Ashland, Inc.	72,458	5,650
Axiall Corp.	61,540	3,482
Celanese Corp. Series A	126,558	5,929
CF Industries Holdings, Inc.	24,580	4,936
FMC Corp.	116,615	7,027

Total		27,024

Commercial Banks 0.74%

Signature Bank*	57,329	4,258

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC.- GROWTH OPPORTUNITIES FUND February 28, 2013

Investments	Shares	Fair Value (000)

Communications Equipment 1.67%

Ciena Corp.*	102,007	$1,554
F5 Networks, Inc.*	41,053	3,877
Palo Alto Networks, Inc.*	34,642	2,118
Riverbed Technology, Inc.*	131,870	2,015

Total		9,564

Computers & Peripherals 2.41%

NCR Corp.*	248,497	6,854
NetApp, Inc.*	205,827	6,963

Total		13,817

Construction Materials 0.52%

Vulcan Materials Co.	58,476	2,978

Containers & Packaging 1.65%

Berry Plastics Group, Inc.*	142,924	2,747
Rock-Tenn Co. Class A	75,649	6,691

Total		9,438

Diversified Financial Services 2.52%

IntercontinentalExchange, Inc.*	68,759	10,645
Moody’s Corp.	78,482	3,772

Total		14,417

Electrical Equipment 4.60%

AMETEK, Inc.	233,921	9,785
Eaton Corp. plc (Ireland)(a)	94,527	5,858
Hubbell, Inc. Class B	46,947	4,362
Rockwell Automation, Inc.	70,212	6,343

Total		26,348

Electronic Equipment, Instruments & Components 0.40%

Jabil Circuit, Inc.	122,131	2,288

Energy Equipment & Services 4.56%

Atwood Oceanics, Inc.*	103,212	5,279
Cameron International Corp.*	104,614	6,666

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC.- GROWTH OPPORTUNITIES FUND February 28, 2013

Investments	Shares	Fair Value (000)

Energy Equipment & Services (continued)

Helmerich & Payne, Inc.	62,767	$4,159
Oceaneering International, Inc.	91,288	5,805
Oil States International, Inc.*	54,849	4,177

Total		26,086

Food & Staples Retailing 1.30%

Whole Foods Market, Inc.	87,246	7,470

Food Products 0.41%

Green Mountain Coffee Roasters, Inc.*	49,740	2,376

Health Care Equipment & Supplies 1.33%

Hologic, Inc.*	192,542	4,203
IDEXX Laboratories, Inc.*	36,735	3,384

Total		7,587

Health Care Providers & Services 4.24%

Catamaran Corp.*	107,370	5,767
DaVita HealthCare Partners, Inc.*	48,372	5,786
Henry Schein, Inc.*	64,633	5,767
Team Health Holdings, Inc.*	85,169	2,852
Universal Health Services, Inc. Class B	70,991	4,110

Total		24,282

Health Care Technology 1.57%

Cerner Corp.*	102,487	8,964

Hotels, Restaurants & Leisure 3.50%

Marriott International, Inc. Class A	104,690	4,130
Panera Bread Co. Class A*	30,119	4,848
Starwood Hotels & Resorts Worldwide, Inc.	92,806	5,599
Wynn Resorts Ltd.	46,905	5,483

Total		20,060

Household Durables 0.50%

Mohawk Industries, Inc.*	26,875	2,849

Household Products 0.46%

Clorox Co. (The)	31,097	2,612

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC.- GROWTH OPPORTUNITIES FUND February 28, 2013

Investments	Shares	Fair Value (000)

Information Technology Services 2.41%

Alliance Data Systems Corp.*	43,400	$6,887
Teradata Corp.*	118,676	6,890

Total		13,777

Insurance 2.27%

Brown & Brown, Inc.	134,888	4,047
Endurance Specialty Holdings Ltd.	112,036	4,934
Hartford Financial Services Group, Inc.	171,021	4,038

Total		13,019

Internet & Catalog Retail 1.00%

Expedia, Inc.	89,663	5,724

Internet Software & Services 0.90%

VeriSign, Inc.*	112,409	5,148

Leisure Equipment & Products 0.57%

Polaris Industries, Inc.	37,516	3,278

Life Sciences Tools & Services 1.47%

Agilent Technologies, Inc.	203,311	8,433

Machinery 2.91%

Flowserve Corp.	30,517	4,898
IDEX Corp.	139,117	7,085
SPX Corp.	57,932	4,664

Total		16,647

Media 1.04%

Discovery Communications, Inc. Class A*	80,937	5,935

Metals & Mining 0.49%

Allegheny Technologies, Inc.	92,437	2,817

Multi-Line Retail 1.57%

Dollar General Corp.*	65,427	3,032
Macy’s, Inc.	144,815	5,952

Total		8,984

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC.- GROWTH OPPORTUNITIES FUND February 28, 2013

Investments	Shares	Fair Value (000)

Oil, Gas & Consumable Fuels 1.84%

Concho Resources, Inc.*	74,482	$6,701
Continental Resources, Inc.*	43,834	3,857

Total		10,558

Paper & Forest Products 0.65%

Boise Cascade Co.*	136,400	3,696

Pharmaceuticals 2.67%

Actavis, Inc.*	59,373	5,056
Perrigo Co.	54,392	6,155
Zoetis, Inc.*	122,080	4,084

Total		15,295

Professional Services 1.04%

IHS, Inc. Class A*	22,487	2,389
Robert Half International, Inc.	100,809	3,584

Total		5,973

Real Estate Investment Trusts 0.62%

Weyerhaeuser Co.	121,382	3,570

Real Estate Management & Development 1.51%

CBRE Group, Inc. Class A*	263,494	6,369
Realogy Holdings Corp.*	50,619	2,270

Total		8,639

Road & Rail 2.65%

Hertz Global Holdings, Inc.*	312,843	6,241
Kansas City Southern	86,551	8,912

Total		15,153

Semiconductors & Semiconductor Equipment 4.85%

Altera Corp.	139,708	4,949
Analog Devices, Inc.	113,244	5,121
Avago Technologies Ltd. (Singapore)(a)	200,509	6,861
Cavium, Inc.*	46,721	1,725
NVIDIA Corp.	117,002	1,481

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC.- GROWTH OPPORTUNITIES FUND February 28, 2013

Investments	Shares	Fair Value (000)

Semiconductors & Semiconductor Equipment (continued)

Skyworks Solutions, Inc.*	89,422	$1,905
Xilinx, Inc.	153,807	5,732

Total		27,774

Software 5.79%

ANSYS, Inc.*	53,392	4,047
Citrix Systems, Inc.*	135,632	9,616
Fortinet, Inc.*	170,623	4,126
MICROS Systems, Inc.*	97,538	4,175
Red Hat, Inc.*	139,652	7,096
TIBCO Software, Inc.*	192,084	4,120

Total		33,180

Specialty Retail 9.70%

AutoZone, Inc.*	9,154	3,480
Bed Bath & Beyond, Inc.*	126,202	7,162
Dick’s Sporting Goods, Inc.	71,327	3,566
DSW, Inc. Class A	73,849	4,999
GNC Holdings, Inc. Class A	146,410	6,003
Limited Brands, Inc.	90,576	4,123
Ross Stores, Inc.	140,560	8,147
Tiffany & Co.	65,450	4,396
Tractor Supply Co.	70,566	7,338
Urban Outfitters, Inc.*	156,569	6,344

Total		55,558

Textiles, Apparel & Luxury Goods 3.56%

Hanesbrands, Inc.*	50,458	2,000
Ralph Lauren Corp.	35,223	6,110
Under Armour, Inc. Class A*	68,585	3,380
VF Corp.	55,098	8,885

Total		20,375

Trading Companies & Distributors 1.56%

W.W. Grainger, Inc.	39,534	8,953

Wireless Telecommunication Services 1.38%

SBA Communications Corp. Class A*	111,197	7,908

Total Common Stocks (cost $452,843,778)		573,254

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT RESEARCH FUND, INC.- GROWTH OPPORTUNITIES FUND February 28, 2013

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 1.15%

Repurchase Agreement

Repurchase Agreement dated 2/28/2013, 0.01% due 3/1/2013 with Fixed Income Clearing Corp. collateralized by $310,000 of Federal Home Loan Bank at 0.049% due 7/12/2013 and $6,265,000 of Federal Home Loan Mortgage Corp. at 4.50% due 7/15/2013; value: $6,715,808; proceeds: $6,580,811 (cost $6,580,809)	$6,581	$6,581

Total Investments in Securities 101.26% (cost $459,424,587)		579,835

Liabilities in Excess of Other Assets (1.26)%		(7,209)

Net Assets 100.00%		$572,626

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.21%

Aerospace & Defense 1.25%

Hexcel Corp.*	916,773	$24,982
Spirit AeroSystems Holdings, Inc. Class A*	1,071,500	18,655

Total		43,637

Air Freight & Logistics 0.70%

Hub Group, Inc. Class A*	642,945	24,258

Capital Markets 0.57%

Stifel Financial Corp.*	577,400	19,943

Chemicals 3.76%

Axiall Corp.	366,000	20,708
Cabot Corp.	1,149,300	42,271
Koppers Holdings, Inc.	998,600	41,422
Olin Corp.	1,134,700	26,280

Total		130,681

Commercial Banks 11.41%

BBCN Bancorp, Inc.	2,398,100	29,688
Boston Private Financial Holdings, Inc.	2,267,500	20,702
City National Corp.	677,400	38,483
Columbia Banking System, Inc.	1,809,576	36,192
CVB Financial Corp.	2,791,200	29,587
First Financial Bancorp	1,710,600	26,224
National Penn Bancshares, Inc.	3,782,600	37,069
PacWest Bancorp	1,420,500	38,822
Signature Bank*	556,574	41,337
Susquehanna Bancshares, Inc.	2,975,800	34,609
SVB Financial Group*	519,100	34,811
Texas Capital Bancshares, Inc.*	251,154	10,614
Western Alliance Bancorp*	1,419,500	18,879

Total		397,017

Commercial Services & Supplies 0.66%

Tetra Tech, Inc.*	793,600	22,903

Construction & Engineering 3.78%

Chicago Bridge & Iron Co. NV (Netherlands)(a)	842,000	45,123

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2013

Investments	Shares	Fair Value (000)

Construction & Engineering (continued)

EMCOR Group, Inc.	1,262,600	$48,699
URS Corp.	894,000	37,780

Total		131,602

Containers & Packaging 1.70%

AptarGroup, Inc.	410,000	22,115
Boise, Inc.	1,027,300	8,825
Silgan Holdings, Inc.	659,054	28,293

Total		59,233

Electric: Utilities 0.66%

IDACORP, Inc.	488,400	22,803

Electrical Equipment 1.63%

II-VI, Inc.*	1,555,730	26,961
Regal Beloit Corp.	386,560	29,873

Total		56,834

Electronic Equipment, Instruments & Components 4.13%

Anixter International, Inc.	533,802	36,790
Cognex Corp.	632,200	26,040
Coherent, Inc.	684,300	39,525
Littelfuse, Inc.	626,753	41,472

Total		143,827

Energy Equipment & Services 5.71%

Bristow Group, Inc.	437,869	25,510
C&J Energy Services, Inc.*	1,212,500	29,342
Forum Energy Technologies, Inc.*	1,034,300	27,595
GulfMark Offshore, Inc. Class A	720,877	25,750
Hercules Offshore, Inc.*	3,156,700	21,402
Hornbeck Offshore Services, Inc.*	609,400	25,900
Superior Energy Services, Inc.*	1,625,126	42,985

Total		198,484

Food & Staples Retailing 0.27%

Casey’s General Stores, Inc.	164,300	9,298

Food Products 0.66%

Sanderson Farms, Inc.	452,600	22,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2013

Investments	Shares	Fair Value (000)

Gas Utilities 2.30%

Laclede Group, Inc. (The)	566,500	$23,091
New Jersey Resources Corp.	696,000	31,014
South Jersey Industries, Inc.	471,700	26,009

Total		80,114

Health Care Equipment & Supplies 2.35%

Analogic Corp.	328,077	24,340
Haemonetics Corp.*	729,100	30,076
West Pharmaceutical Services, Inc.	452,800	27,358

Total		81,774

Health Care Providers & Services 7.78%

Centene Corp.*	331,924	14,943
Community Health Systems, Inc.	867,300	36,652
Emeritus Corp.*	1,224,700	34,892
Hanger, Inc.*	825,453	24,483
HealthSouth Corp.*	1,206,000	29,089
IPC The Hospitalist Co., Inc.*	454,821	18,966
MEDNAX, Inc.*	439,200	37,604
Team Health Holdings, Inc.*	1,388,000	46,484
VCA Antech, Inc.*	1,260,400	27,678

Total		270,791

Hotels, Restaurants & Leisure 1.70%

Cheesecake Factory, Inc. (The)	704,400	24,401
Jack in the Box, Inc.*	597,800	18,926
Orient-Express Hotels Ltd. Class A*	1,513,826	15,638

Total		58,965

Household Products 0.98%

Spectrum Brands Holdings, Inc.	632,300	34,201

Information Technology Services 3.87%

ExlService Holdings, Inc.*	1,080,800	32,716
FleetCor Technologies, Inc.*	476,624	33,273
Jack Henry & Associates, Inc.	923,600	40,380
MAXIMUS, Inc.	388,678	28,288

Total		134,657

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2013

Investments	Shares	Fair Value (000)

Insurance 4.18%

Alterra Capital Holdings Ltd.	1,166,180	$35,732
Navigators Group, Inc. (The)*(b)	716,300	40,227
Selective Insurance Group, Inc.	1,482,800	32,977
Validus Holdings Ltd.	1,025,000	36,521

Total		145,457

Life Sciences Tools & Services 0.89%

PAREXEL International Corp.*	892,900	30,975

Machinery 3.19%

Kennametal, Inc.	447,200	18,103
Oshkosh Corp.*	649,900	25,060
Titan International, Inc.	1,685,700	35,585
TriMas Corp.*	1,124,155	32,252

Total		111,000

Marine 0.81%

Kirby Corp.*	371,500	28,226

Media 0.85%

Cinemark Holdings, Inc.	1,059,100	29,443

Metals & Mining 2.75%

Commercial Metals Co.	1,307,000	21,317
Reliance Steel & Aluminum Co.	629,700	41,932
RTI International Metals, Inc.*	1,097,622	32,566

Total		95,815

Oil, Gas & Consumable Fuels 0.57%

Sanchez Energy Corp.*	1,061,300	19,645

Paper & Forest Products 0.08%

Boise Cascade Co.*	95,600	2,591

Pharmaceuticals 0.94%

Medicines Co. (The)*	1,025,196	32,611

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2013

Investments	Shares	Fair Value (000)

Real Estate Investment Trusts 7.34%

Alexandria Real Estate Equities, Inc.	256,900	$18,276
Brandywine Realty Trust	2,376,700	32,680
Duke Realty Corp.	1,832,100	29,607
EPR Properties	779,300	38,022
First Industrial Realty Trust, Inc.*	1,448,900	22,994
Mack-Cali Realty Corp.	901,800	25,593
Pebblebrook Hotel Trust	1,564,600	37,409
Ryman Hospitality Properties	512,150	22,919
Weingarten Realty Investors	907,600	27,818

Total		255,318

Real Estate Management & Development 0.59%

Kennedy-Wilson Holdings, Inc.	1,279,323	20,559

Road & Rail 4.15%

Avis Budget Group, Inc.*	1,400,200	32,723
Genesee & Wyoming, Inc. Class A*	185,626	16,617
Landstar System, Inc.	376,900	21,216
Ryder System, Inc.	932,800	52,423
Werner Enterprises, Inc.	932,700	21,471

Total		144,450

Semiconductors & Semiconductor Equipment 2.13%

Hittite Microwave Corp.*	585,200	37,933
Teradyne, Inc.*	2,151,500	36,059

Total		73,992

Software 0.05%

Mentor Graphics Corp.*	90,500	1,603

Specialty Retail 5.89%

Ascena Retail Group, Inc.*	1,042,122	17,497
Children’s Place Retail Stores, Inc. (The)*	493,500	22,434
DSW, Inc. Class A	332,000	22,473
Genesco, Inc.*	504,200	29,586
Group 1 Automotive, Inc.	402,800	23,258
Men’s Wearhouse, Inc. (The)	694,200	19,521
Penske Automotive Group, Inc.	1,243,000	36,992
Rent-A-Center, Inc.	912,200	33,095

Total		204,856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2013

Investments	Shares	Fair Value (000)

Textiles, Apparel & Luxury Goods 0.60%

Crocs, Inc.*	1,386,800	$21,024

Thrifts & Mortgage Finance 2.52%

EverBank Financial Corp.	1,883,100	28,435
People’s United Financial, Inc.	1,128,948	14,789
ViewPoint Financial Group, Inc.	1,334,677	27,828
Washington Federal, Inc.	947,100	16,622

Total		87,674

Trading Companies & Distributors 5.81%

Applied Industrial Technologies, Inc.	611,200	26,532
Beacon Roofing Supply, Inc.*	633,400	23,372
GATX Corp.	773,350	38,552
TAL International Group, Inc.	1,143,300	49,219
Textainer Group Holdings Ltd.	751,200	30,379
WESCO International, Inc.*	459,300	33,942

Total		201,996

Total Common Stocks (cost $2,543,371,962)		3,451,217

	Principal Amount (000)

SHORT-TERM INVESTMENT 2.11%

Repurchase Agreement

Repurchase Agreement dated 2/28/2013, 0.01% due 3/1/2013 with Fixed Income Clearing Corp. collateralized by $14,860,000 of Federal Home Loan Bank at 0.049% due 7/31/2013, $18,735,000 of Federal Home Loan Mortgage Corp. at 4.50% due 7/15/2013 and $41,000,000 of U.S. Treasury Bill at 0.05% due 7/25/2013; value: $74,988,608; proceeds: $73,514,760 (cost $73,514,739)	$73,515	73,515

Total Investments in Securities 101.32% (cost $2,616,886,701)		3,524,732

Liabilities in Excess of Other Assets (1.32)%		(45,888)

Net Assets 100.00%		$3,478,844

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 4).

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Calibrated Dividend Growth Fund (“Calibrated Dividend Growth Fund”), Lord Abbett Classic Stock Fund (“Classic Stock Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Small-Cap Value Series (“Small Cap Value Fund”).

Calibrated Dividend Growth Fund’s investment objective is to seek current income and capital appreciation. Classic Stock Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)

Futures Contracts-Calibrated Dividend Growth Fund entered into index futures contracts to manage cash, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

Notes to Financial Statements (unaudited)(continued)

(e)

Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(f)

Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 - unadjusted quoted prices in active markets for identical investments;

	•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2013 in valuing each Fund’s investments carried at fair value:

	Calibrated Dividend Growth Fund				Classic Stock Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,045,109	$—	$—	$1,045,109	$753,431	$—	$—	$753,431
Repurchase Agreement	—	1,677	—	1,677	—	16,177	—	16,177
Total	$1,045,109	$1,677	$—	$1,046,786	$753,431	$16,177	$—	$769,608
Futures Contracts
Assets	$—	$—	$—	$—	$—	$—	$—	$—
Liabilities	(9,144)	—	—	(9,144)	—	—	—
Total	$(9,144)	$—	$—	$(9,144)	$—	$—	$—	$—

	Growth Opportunities Fund				Small Cap Value Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$573,254	$—	$—	$573,254	$3,451,217	$—	$—	$3,451,217
Repurchase Agreement	—	6,581	—	6,581	—	73,515	—	73,515
Total	$573,254	$6,581	$—	$579,835	$3,451,217	$73,515	$—	$3,524,732

*	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

There were no level transfers during the period ended February 28, 2013.

Notes to Financial Statements (unaudited)(concluded)

(g)

Disclosures about Derivative Instruments and Hedging Activities-Calibrated Dividend Growth Fund entered into E-Mini S&P 500 Index futures contracts during the period ended February 28, 2013 (as described in note 2(d)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of February 28, 2013, the Fund had an index futures contract with a cumulative unrealized depreciation of $9,144, which is included in the Schedule of Investments.

3. FEDERAL TAX INFORMATION

As of February 28, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Dividend Growth Fund	Classic Stock Fund
Tax cost	$979,387,122	$539,162,039
Gross unrealized gain	71,911,880	248,062,171
Gross unrealized loss	(4,512,697)	(17,616,600)
Net unrealized security gain	$67,399,183	$230,445,571

	Growth Opportunities Fund	Small Cap Value Fund
Tax cost	$461,344,816	$2,612,668,231
Gross unrealized gain	125,438,997	931,983,404
Gross unrealized loss	(6,949,098)	(19,919,830)
Net unrealized security gain	$118,489,899	$912,063,574

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. Small Cap Value Fund had the following transactions with affiliated issuers during the period ended February 28, 2013:

Affiliated Issuer	Balance of Shares Held at 11/30/2012	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2013	Fair Value at 2/28/2013	Net Realized Gain (Loss) 12/1/2012 to 2/28/2013(a)	Dividend Income 12/1/2012 to 2/28/2013(a)
Koppers Holdings, Inc.(b)	1,045,200	—	(46,600)	998,600	$—	$367,706	$—
Navigators Group, Inc. (The)	773,400	—	(57,100)	716,300	40,227,408	118,252	—
Total					$40,227,408	$485,958	$—

(a) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.
(b) No longer an affiliated issuer as of February 28, 2013.

Item 2: Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: April 25, 2013

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 25, 2013

_____________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: April 25, 2013

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 25, 2013